UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23289

Angel Oak Strategic Credit Fund
(Exact name of registrant as specified in charter)

3344 Peachtree Rd. NE, Suite 1725
Atlanta, Georgia 30326
(Address of principal executive offices) (Zip code)

Adam Langley, President
3344 Peachtree Rd. NE, Suite 1725
Atlanta, Georgia 30326
(Name and address of agent for service)
Copy to:
Stephen T. Cohen
Matthew E. Barsamian
Dechert LLP
1900 K Street NW
Washington, DC 20006
404-953-4900
Registrant’s telephone number, including area code

Date of fiscal year end: January 31
Date of reporting period: July 31, 2024

EX.99.CODE ETH
Item 1. Reports to
Stockholders
.
(a)

Semi-Annual Report
July 31, 2024
Angel Oak Strategic Credit Fund

Angel Oak Capital Advisors, LLC
3344 Peachtree Road NE
Suite 1725
Atlanta, GA 30326
(404)
953-4900

Angel Oak Strategic Credit Fund
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Angel Oak Strategic Credit Fund’s (the Fund) Institutional Class Shares returned 6.38% and its Class FI Shares returned 6.37% for the six-month
period ending July 31, 2024. The Institutional Class Shares and Class FI Shares outperformed the Bloomberg U.S. Aggregate Bond Index, the Fund’s benchmark, by 449 basis points (bps) and 448 bps, respectively, as the benchmark returned 1.89% over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s outperformance can be attributed to its higher income versus the benchmark, spread tightening in the non-agency
residential mortgage-backed securities (RMBS) allocation, and a rate duration shorter than the benchmark’s during the period.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund’s allocation to
non-agency
RMBS was substantially reduced to take gains on some of the best performing bonds in the Fund. Additionally, the Fund’s allocation to asset-backed securities (ABS) and collateralized loan obligations (CLOs) was increased to, in our view, make the portfolio more defensive and capture attractive yields on the front end of the yield curve.
Top Contributors
#
Non-agency
RMBS; CLOs
Top Detractors
i
ABS
Past performance is not a guarantee of future results.
Investing involves risk; principal loss is possible. The Fund’s shares will not be listed on an exchange in the foreseeable future, if at all. It is possible that a repurchase offer may be oversubscribed, in which case shareholders may only have a portion of their shares repurchased. Quarterly repurchase offers and liquidity are limited. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying asset, rate, or index, which creates the possibility that the loss on such instruments may be greater than the gain in the value of the underlying asset, rate, or index; the loss of principal; the possible default of the other party to the transaction; and illiquidity of the derivative investments. The Fund may invest in illiquid securities and restricted securities. Investments in restricted securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase these securities. The Fund will be subject to risks associated with adverse political and economic developments in foreign countries, including seizure or nationalization of foreign deposits, the imposition of economic sanctions, different legal systems and laws relating to bankruptcy and creditors’ rights, and the potential inability to enforce legal judgments, all of which could cause the Fund to lose money on its investments in
non-U.S.
securities. Changes in interest rates generally will cause the value of fixed-income instruments held by the Fund to vary inversely to such changes.
Below-investment-grade instruments are commonly referred to as “junk” or high-yield instruments, and are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Lower-grade instruments may be particularly susceptible to economic downturns. The price paid by the Fund for asset-backed securities, including CLOs; the yield the Fund expects to receive from such securities; and the average life of such securities are based on a number of factors, including the anticipated rate of prepayment of the underlying assets. Mortgage-backed securities are subject to the general risks associated with investing in real estate securities; that is, they may lose value if the value of the underlying real estate to which a pool of mortgages relates declines.
For more information on these risks and other risks of the Fund, please see the Prospectus.

Investment Results – (Unaudited)
Angel Oak Strategic Credit Fund
Total Return Based on a $50,000 Investment
The chart above assumes an initial investment of $50,000 made on December 26, 2017 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or share repurchases. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when repurchased, may be worth more or less than the original cost. Performance data current to the most recent month-end can be obtained by calling (855) 751-4324. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

Annualized Expense Ratios (1)
Institutional Class	2.14%
Class FI	2.14%
(1) Reflects expense ratios as stated in the Fund’s current prospectus dated May 30, 2024, as supplemented to date.
Total Returns
(1)
(For the period ended July 31, 2024)

	Average Annual Returns
	One Year	Three Year	Five Year	Since Inception (2)
Angel Oak Strategic Credit Fund – Institutional Class	12.56%	8.04%	6.92%	6.70%
Angel Oak Strategic Credit Fund – Class FI without load	12.55%	N/A	N/A	9.27%
Angel Oak Strategic Credit Fund – Class FI with load	9.55%	N/A	N/A	7.93%
Bloomberg U.S. Aggregate Bond Index (3)	5.10%	-2.63%	0.19%	1.14% (4)
(1) Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for Class FI Shares, with load, include the maximum 3.00% deferred sales charge.
(2) Inception date is December 26, 2017, for Institutional Class Shares and July 12, 2022, for Class FI Shares.
(3) The Bloomberg U.S. Aggregate Bond Index measures the performance of the investment-grade, fixed-rate bond market, including government and credit securities, agency pass-through securities, asset-backed securities and commercial mortgage-backed securities. Performance figures include the change in value of the bonds in the index and the reinvestment of interest. The index return does not reflect expenses. You cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.
(4) The return shown for the Bloomberg U.S. Aggregate Bond Index is from the inception date of the Institutional Class Shares. The Bloomberg U.S. Aggregate Bond Index return from the inception date of the Class FI Shares is 1.77%.

Summary of Fund Expenses – (Unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and other expenses of the Fund. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account value and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period (1)	Annualized Expense Ratio
Institutional Class	Actual	$1,000.00	$1,063.80	$9.24	1.80%
	Hypothetical (2)	$1,000.00	$1,015.91	$9.02	1.80%
Class FI	Actual	$1,000.00	$1,063.70	$9.24	1.80%
	Hypothetical (2)	$1,000.00	$1,015.91	$9.02	1.80%
(1) Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days (182) in the most recent six month period and divided by the number of days in the most recent twelve month period (366). The annualized expense ratios reflects fee waiver and expense limitation arrangements, including
interest expense, in effect during the period. The “Financial Highlights” tables in the Fund’s financial statements, included in the report, also show the gross expense ratios, without such reimbursements.
(2) Hypothetical assumes 5% annual return before expenses.

Portfolio Holdings – (Unaudited)
The investment objective of Angel Oak Strategic Credit Fund is to seek total return.

*As a percentage of total investments. The percentages presented in the table above may differ from those in the Schedule of Investments because the percentages in the Schedule of Investments are calculated based on net assets.

Angel Oak Strategic Credit Fund
Statement of Assets and Liabilities
July 31, 2024 (Unaudited)

Assets
Investments in securities at fair value*	$101,018,428
Deposit at broker for swaps*	1,800,847
Dividends and interest receivable	521,198
Deposit at broker for futures*	14,748
Receivable for Fund shares sold	8,047
Appreciation on swaps	43,384
Prepaid expenses	26,889

Total Assets	103,433,541

Liabilities
Payable for reverse repurchase agreements	1,233,694
Net swap premiums received	1,078,585
Payable for investments purchased	489,568
Payable for distributions to shareholders	398,066
Payable to Adviser	104,962
Payable to administrator, fund accountant, and transfer agent	27,419
Interest payable for swaps	11,111
Interest payable for reverse repurchase agreements	3,745
Payable to custodian	1,166
Other accrued expenses	27,419

Total Liabilities	3,375,735

Net Assets	$100,057,806

Net Assets consist of:
Paid-in capital	$101,074,866
Total distributable earnings (accumulated deficit)	(1,017,060)

Net Assets	$100,057,806

Class FI:
Net Assets	$19,681,250

Shares outstanding (unlimited number of shares authorized, no par value)	917,970

Net asset value (“NAV”) and offering price per share	$21.44

Institutional Class:
Net Assets	$80,376,556

Shares outstanding (unlimited number of shares authorized, no par value)	3,751,234

Net asset value (“NAV”) and offering price per share	$21.43

*Identified Cost:
Investments in securities	$103,065,724
Required margin held as collateral for swaps	559,699

See accompanying notes which are an integral part of these financial statements.

Angel Oak Strategic Credit Fund
Statement of Operations
For the Period Ended July 31, 2024 (Unaudited)

Investment Income
Interest	$5,064,965
Swap income	61,990
Dividends	2,464

Total Investment Income	5,129,419

Expenses
Investment Advisory (See Note 5)	606,254
Interest expense	53,322
Fund accounting	44,698
Legal	38,471
Transfer agent	27,330
Registration	22,063
Trustee	19,546
Administration	19,369
Audit & tax	15,118
Printing	7,029
Compliance	5,650
Custodian	3,359
Insurance	2,912
Miscellaneous	9,988

Total Expenses	875,109

Net Investment Income (Loss)	4,254,310

Realized and Unrealized Gain (Loss) on Investments
Net Realized gain (loss) from:
Investments	1,078,776
Future Contracts	163
Swaps	(292,612)
Net change in unrealized appreciation/depreciation on:
Investments	839,584
Future Contracts	(94)
Swaps	146,274

Net realized and unrealized gain (loss) on investments	1,772,091

Net increase (decrease) in net assets resulting from operations	$6,026,401

See accompanying notes which are an integral part of these financial statements.

Angel Oak Strategic Credit Fund
Statements of Changes in Net Assets

	For the Period Ended July 31, 2024 (Unaudited)	For the Year Ended January 31, 2024
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$4,254,310	$7,503,925
Net realized gain (loss) on investment transactions, futures contracts, and swaps	786,327	653,013
Net change in unrealized appreciation/depreciation on investments, futures contracts, and swaps	985,764	419,598

Net increase (decrease) in net assets resulting from operations	6,026,401	8,576,536

Distributions to Shareholders
Distributions, Class FI	(680,273)	(1,253,571)
Distributions, Institutional Class	(2,687,178)	(6,139,297)

Total distributions to shareholders	(3,367,451)	(7,392,868)

Capital Transactions – Class FI
Proceeds from shares sold	—	8,515,000
Reinvestment of distributions	680,273	1,253,571
Cost of shares redeemed (See Note 7)	(1,000,000)	—

Total Class FI	(319,727)	9,768,571

Capital Transactions – Institutional Class
Proceeds from shares sold	2,360,019	5,745,047
Reinvestment of distributions	42,647	122,230
Cost of shares redeemed (See Note 7)	(584,759)	(1,369,686)

Total Institutional Class	1,817,907	4,497,591

Net increase (decrease) in net assets resulting from capital transactions	1,498,180	14,266,162

Total Increase (Decrease) in Net Assets	4,157,130	15,449,830

Net Assets
Beginning of year or period	95,900,676	80,450,846

End of year or period	$100,057,806	$95,900,676

Share Transactions – Class FI
Shares sold	—	414,029
Shares issued in reinvestment of distributions	32,280	60,897
Shares repurchased (See Note 7)	(47,081)	—

Total Class FI	(14,801)	474,926

Share Transactions – Institutional Class
Shares sold	111,811	280,103
Shares issued in reinvestment of distributions	2,026	5,947
Shares repurchased (See Note 7)	(27,787)	(66,627)

Total Institutional Class	86,050	219,423

Net increase (decrease) in share transactions	71,249	694,349

See accompanying notes which are an integral part of these financial statements.

Angel Oak Strategic Credit Fund – Class FI
Financial Highlights
(For a share outstanding during each year or period)

	For the Period Ended July 31, 2024 (Unaudited)	For the Year or Period Ended January 31,
		2024	2023 (a)
Selected Per Share Data:
Net asset value, beginning of year or period	$20.86	$20.62	$21.13

Income from investment operations:
Net investment income (loss)	0.92 (b)	1.75	0.98
Net realized and unrealized gain (loss) on investments (c)	0.39	0.20	(0.46)

Total from investment operations	1.31	1.95	0.52

Less distributions to shareholders:
From net investment income	(0.73)	(1.71)	(1.03)

Total distributions	(0.73)	(1.71)	(1.03)

Net asset value, end of year or period	$21.44	$20.86	$20.62

Total return (d)	6.37%	9.92%	2.58	%(e)

Ratios and Supplemental Data:
Net assets, end of year or period (000’s omitted)	$19,681	$19,462	$9,439
Interest expense to average net assets (e)	0.11%	0.42%	0.13%
Ratio of expenses to average net assets before waiver and reimbursement/recoupment (f)(g)	1.80%	2.14%	1.86%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment (f)(g)	1.80%	2.14%	1.03	%(h)
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/recoupment (f)(g)	8.78%	8.50%	7.75%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment (f)(g)	8.78%	8.50%	8.58	%(h)
Portfolio turnover rate (d)	35%	49%	29	%(i)
Reverse repurchase agreements, end of period (000’s omitted)	$1,234	$1,549	$6,796
Asset coverage per $1,000 unit of senior indebtedness (j)	$82,104	$62,896	$12,838

(a)	Class commenced operations on July 12, 2022.
(b)	Calculated using the average shares outstanding method.
(c)
Net realized and unrealized gain (loss) per share may include balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to share transactions for the year or period.

(d)	Not annualized for periods of less than one year.
(e)	Total return assumes reinvest of dividends and would have been lower if no expense waiver was in place.
(f)	Annualized for periods less than one year.
(g)	Includes interest expense.
(h)	Effective January 1, 2023, the expense limitation agreement was terminated. Prior to January 1, 2023, the expense cap was 0.75%. See Note 5.
(i)	Figure presented represents turnover for the Fund as a whole for the entire fiscal period.
(j)
Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness, where one unit equals $1,000 of senior indebtedness.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Strategic Credit Fund – Institutional Class
Financial Highlights
(For a share outstanding during each year or period)

	For the Period Ended July 31, 2024 (Unaudited)		For the Year Ended January 31,
			2024		2023		2022	2021	2020
Selected Per Share Data:
Net asset value, beginning of year or period	$20.86		$20.61		$22.76		$23.03	$24.73	$24.49

Income from investment operations:
Net investment income (loss)	0.92	(a)	1.74		1.84		3.22 (a)	2.01	1.69
Net realized and unrealized gain (loss) on investments (b)	0.38		0.22		(2.06)		(0.32)	(1.72)	0.22

Total from investment operations	1.30		1.96		(0.22)		2.90	0.29	1.91

Less distributions to shareholders:
From net investment income	(0.73)		(1.71)		(1.93)		(3.17)	(1.99)	(1.67)

Total distributions	(0.73)		(1.71)		(1.93)		(3.17)	(1.99)	(1.67)

Net asset value, end of year or period	$21.43		$20.86		$20.61		$22.76	$23.03	$24.73

Total return (c)	6.38%		9.98%		-0.78	%(d)	13.31%	2.04%	8.01%

Ratios and Supplemental Data:
Net assets, end of year or period (000’s omitted)	$80,377		$76,438		$71,012		$14,948	$14,086	$12,347
Interest expense to average net assets (e)	0.11%		0.42%		0.08%		N/A	N/A	N/A
Ratio of expenses to average net assets before waiver and reimbursement/recoupment (e)	1.80	%(f)	2.14	%(f)	1.96	%(f)	3.36%	5.59%	5.44%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment (e)	1.80	%(f)	2.14	%(f)	0.93	%(f)(g)	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/recoupment (e)	8.77	%(f)	8.48	%(f)	7.56	%(f)	11.27%	4.47%	2.25%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment (e)	8.77	%(f)	8.48	%(f)	8.59	%(f)(g)	13.88%	9.31%	6.94%
Portfolio turnover rate (c)	35%		49%		29%		52%	74%	73%
Reverse repurchase agreements, end of year or period (000s)	$1,234		$1,549		$6,796		N/A	N/A	N/A
Asset coverage per $1,000 unit of senior indebtedness (h)	$82,104		$62,896		$12,838		N/A	N/A	N/A

(a)	Calculated using the average shares outstanding method.
(b)
Net realized and unrealized gain (loss) per share may include balancing amounts necessary to reconcile the change in net asset value per share for the year or period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to share transactions for the year or period.

(c)	Not annualized for periods of less than one year.
(d)	Total return assumes reinvest of dividends and would have been lower if no expense waiver was in place.
(e)	Annualized for periods less than one year.
(f)	Includes interest expense.
(g)	Effective January 1, 2023, the expense limitation agreement was terminated. Prior to January 1, 2023, the expense cap was 0.75%. See Note 5.
(h)
Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness, where one unit equals $1,000 of senior indebtedness.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Strategic Credit Fund
Schedule of Investments
July 31, 2024 (Unaudited)

	Par	Value
Residential Mortgage-Backed Securities — 46.8%
A&D Mortgage LLC, Series 2024-NQM1, Class B1, 8.57%, 02/25/2069 (a)(b)	$1,000,000	$1,025,999
American Home Mortgage Assets LLC, Series 2006-6, Class XP, 0.05%, 12/25/2046 (b)(c)	771,311	5,955
American Home Mortgage Investment Trust, Series 2006-3, Class 3A2, 6.75%, 12/25/2036 (d)	309,057	88,180
Bellemeade Re Ltd., Series 2023-1, Class B1, 12.05% (30 day avg SOFR US + 6.70%), 10/25/2033 (a)	400,000	444,528
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A3, 1.44%, 03/25/2060 (a)(b)	285,602	269,061
Brean Asset Backed Securities Trust, Series 2024-RM8, Class M3, 4.50%, 05/25/2064 (a)	600,000	438,605
Colony American Finance Ltd., Series 2020-4, Class D, 2.71%, 12/15/2052 (a)	770,000	622,681
COLT Funding LLC
Series 2021-1, Class M1, 2.29%, 06/25/2066 (a)(b)	1,500,000	1,081,331
Series 2022-7, Class B1, 6.29%, 04/25/2067 (a)(b)	1,000,000	965,633
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-29, Class 1X, 0.00%, 02/25/2035 (b)(c)	1,035,867	6
Credit Suisse Mortgage Capital Certificates
Series 2017-RPL1, Class B4, 2.97%, 07/25/2057 (a)(b)	1,434,389	294,196
Series 2021-NQM2, Class M1, 2.28%, 02/25/2066 (a)(b)	1,215,000	854,242
Series 2022-ATH1, Class B1, 4.67%, 01/25/2067 (a)(b)	2,000,000	1,663,832
Series 2022-ATH1, Class B2, 4.67%, 01/25/2067 (a)(b)	2,000,000	1,597,208
Series 2022-NQM4, Class A3, 4.82%, 06/25/2067 (a)(d)(e)	850,826	841,657
Series 2022-NQM5, Class M1, 5.17%, 05/25/2067 (a)(b)	1,000,000	911,427
Series 2022-RPL3, Class A1, 3.89%, 03/25/2061 (a)(b)	2,818,132	2,845,282
Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR2, Class X2, 0.00%, 11/19/2044 (b)(c)	290,273	244
Eagle Re Ltd.
Series 2021-2, Class M2, 9.60% (30 day avg SOFR US + 4.25%), 04/25/2034 (a)	2,250,000	2,327,882
Series 2023-1, Class M2, 10.55% (30 day avg SOFR US + 5.20%), 09/26/2033 (a)	500,000	525,343
Ellington Financial Mortgage Trust
Series 2021-2, Class B1, 3.20%, 06/25/2066 (a)(b)	2,000,000	1,369,896
Series 2021-2, Class M1, 2.30%, 06/25/2066 (a)(b)	2,410,000	1,601,799
GCAT Trust, Series 2020-NQM2, Class M1, 3.59%, 04/25/2065 (a)(b)(e)	1,500,000	1,313,115
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class B2, 6.90%, 09/27/2060 (a)(b)	2,975,000	2,970,383
Series 2020-PJ3, Class B6, 3.42%, 10/25/2050 (a)(b)	1,662,904	743,242
Series 2020-PJ6, Class B6, 2.77%, 05/25/2051 (a)(b)	995,828	382,589
Series 2021-NQM1, Class B1, 3.21%, 07/25/2061 (a)(b)	2,000,000	1,478,270
Home Partners of America Trust, Series 2021-2, Class F, 3.80%, 12/17/2026 (a)	384,405	352,422
Home RE Ltd., Series 2021-2, Class B1, 9.50% (30 day avg SOFR US + 4.15%), 01/25/2034 (a)	760,000	767,741
JP Morgan Mortgage Trust
Series 2021-11, Class AX1, 0.22%, 01/25/2052 (a)(b)(c)	78,332,228	805,882
Series 2022-6, Class B4, 3.30%, 11/25/2052 (a)(b)	3,030,175	1,603,269
Series 2022-6, Class B5, 3.30%, 11/25/2052 (a)(b)	1,265,000	573,616
Series 2022-6, Class B6, 2.67%, 11/25/2052 (a)(b)	1,265,736	483,547
Series 2023-6, Class B4, 6.23%, 12/26/2053 (a)(b)	526,811	472,420
Series 2023-6, Class B5, 6.23%, 12/26/2053 (a)(b)	411,000	315,633
Series 2023-6, Class B6, 5.89%, 12/26/2053 (a)(b)	330,000	214,340
JPMorgan Chase Bank NA
Series 2020-CL1, Class M5, 11.06% (1 mo. Term SOFR + 5.71%), 10/25/2057 (a)	132,681	138,102
Series 2021-CL1, Class B, 12.25% (30 day avg SOFR US + 6.90%), 03/25/2051 (a)	75,000	73,234
Series 2021-CL1, Class M5, 9.20% (30 day avg SOFR US + 3.85%), 03/25/2051 (a)	44,272	40,612

See accompanying notes which are an integral part of these financial statements.

Angel Oak Strategic Credit Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

	Par	Value
New Residential Mortgage Loan Trust, Series 2019-6A, Class B6, 4.38%, 09/25/2059 (a)(b)	$167,561	$92,629
Oaktown Re, Series 2021-2, Class B1, 9.75% (30 day avg SOFR US + 4.40%), 04/25/2034 (a)	1,500,000	1,540,260
Progress Residential Trust
Series 2021-SFR1, Class F, 2.76%, 04/17/2038 (a)	1,400,000	1,302,767
Series 2021-SFR9, Class F, 4.05%, 11/17/2040 (a)	500,000	451,846
PRPM LLC, Series 2024-RCF1, Class M2, 4.00%, 01/25/2054 (a)(d)	550,000	455,982
Radnor RE Ltd., Series 2021-2, Class B1, 11.35% (30 day avg SOFR US + 6.00%), 11/25/2031 (a)	1,000,000	1,070,357
Rithm Capital Corp., Series 2015-1A, Class B6, 5.22%, 05/28/2052 (a)(b)	1,315,000	919,199
Saluda Grade Mortgage Funding LLC
Series 2022-INV1, Class A3, 4.94%, 04/25/2067 (a)(b)	919,958	861,499
Series 2023-FIG3, Class B, 7.71%, 08/25/2053 (a)	841,709	871,371
Series 2023-FIG4, Class A, 6.72%, 11/25/2053 (a)(b)	1,790,161	1,844,229
Triangle Re Ltd., Series 2021-3, Class M2, 9.10% (30 day avg SOFR US + 3.75%), 02/25/2034 (a)	1,600,000	1,664,440
Verus Securitization Trust
Series 2021-5, Class M1, 2.33%, 09/25/2066 (a)(b)	450,000	315,764
Series 2022-7, Class M1, 5.37%, 07/25/2067 (a)(b)	750,000	739,727
Wells Fargo Credit Risk Transfer Securities Trust, Series 2015-WF1, Class 1M2, 10.71% (30 day avg SOFR US + 5.36%), 11/25/2025 (a)	10,186	10,310
Western Alliance Bancorp
Series 2021-CL2, Class B, 13.85% (30 day avg SOFR US + 8.50%), 07/25/2059 (a)	400,000	397,394
Series 2021-CL2, Class M3, 9.45% (30 day avg SOFR US + 4.10%), 07/25/2059 (a)	1,396,342	1,404,017
Series 2021-CL2, Class M5, 11.85% (30 day avg SOFR US + 6.50%), 07/25/2059 (a)	407,129	397,095

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $47,413,544)		46,842,290

Asset-Backed Securities — 20.0%

Automobile — 7.2%
BOF URSA Funding Trust, Series 2024-CAR1, Class E, 8.95% (30 day avg SOFR US + 3.60%), 12/26/2031 (a)	303,623	304,379
CAL Receivables LLC, Series 2022-1, Class B, 9.69% (30 day avg SOFR US + 4.35%), 10/15/2026 (a)	519,546	521,204
CPS Auto Trust, Series 2024-B, Class E, 8.36%, 11/17/2031 (a)	300,000	310,413
Exeter Automobile Receivables Trust, Series 2024-2A, Class E, 7.98%, 10/15/2031 (a)	200,000	201,963
Flagship Credit Auto Trust, Series 2024-1, Class E, 8.60%, 05/15/2031 (a)	200,000	205,748
GLS Auto Receivables Trust
Series 2023-3A, Class E, 9.27%, 08/15/2030 (a)	300,000	317,818
Series 2024-1A, Class E, 7.94%, 10/15/2030 (a)	200,000	202,055
Hertz Global Holdings, Inc., Series 2022-4A, Class D, 6.56%, 09/25/2026 (a)	265,000	259,527
Hertz Vehicle Financing LLC, Series 2022-1A, Class D, 4.85%, 06/25/2026 (a)	1,040,000	1,011,820
Huntington Bank Auto Credit-Linked Notes Series, Series 2024-1, Class D, 10.59% (30 day avg SOFR US + 5.25%), 05/20/2032 (a)	465,002	468,579
Prestige Auto Receivables Trust, Series 2024-1A, Class E, 7.94%, 04/15/2031 (a)	200,000	203,599
Research-Driven Pagaya Motor Asset Trust, Series 2021-2A, Class A, 2.65%, 03/25/2030 (a)	179,073	173,831
Santander Holdings USA, Inc., Series 2024-A, Class F, 10.17%, 06/15/2032 (a)	200,000	202,387
SBNA Auto Receivables Trust, Series 2024-A, Class E, 8.00%, 04/15/2032 (a)	300,000	302,525
Strike Acceptance Auto Funding Trust, Series 2023-1A, Class A, 8.00%, 05/15/2026 (a)	443,213	437,308

See accompanying notes which are an integral part of these financial statements.

Angel Oak Strategic Credit Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

	Par	Value
Tricolor Auto Securitization Trust
Series 2022-1A, Class F, 9.80%, 07/16/2029 (a)	$100,000	$99,952
Series 2023-1A, Class F, 16.00%, 06/17/2030 (a)	500,000	526,200
United Auto Credit Securitization Trust, Series 2022-2, Class D, 6.84%, 01/10/2028 (a)	1,000,000	979,232
US Auto Funding Trust
Series 2022-1A, Class A, 3.98%, 04/15/2025 (a)	29,446	29,104
Series 2022-1A, Class D, 9.14%, 07/15/2027 (a)	1,450,000	145
Veros Automobile Receivables Trust
Series 2023-1, Class D, 11.46%, 08/15/2030 (a)	200,000	208,685
Series 2024-1, Class D, 9.87%, 05/15/2031 (a)	250,000	254,322

		7,220,796

Consumer — 11.4%
Affirm, Inc.
Series 2023-B, Class E, 11.32%, 09/15/2028 (a)	300,000	303,290
Series 2024-A, Class E, 9.17%, 02/15/2029 (a)	200,000	201,220
Aqua Finance Trust, Series 2021-A, Class C, 3.14%, 07/17/2046 (a)	300,000	250,707
Foundation Finance Trust
Series 2021-2A, Class D, 5.73%, 01/15/2042 (a)	100,000	95,390
Series 2023-1A, Class D, 9.18%, 12/15/2043 (a)	377,255	380,915
Series 2024-1A, Class D, 8.13%, 12/15/2049 (a)	200,000	203,785
GreenSky Home Improvement Trust, Series 2024-1, Class E, 9.00%, 07/25/2059 (a)(f)	500,000	491,112
LendingClub Receivables Trust
Series 2019-1, Class CERT, 0.00%, 07/17/2045 (a)	17,660	5,121
Series 2019-3, Class R1, 0.00%, 10/15/2025 (a)	5,200,000	151,302
Series 2019-7, Class R1, 0.00%, 01/15/2027 (a)	3,000,000	162,933
Lendingpoint Asset Securitization Trust
Series 2022-A, Class E, 7.02%, 06/15/2029 (a)	100,000	10
Series 2022-B, Class C, 8.45%, 10/15/2029 (a)	900,000	359,025
Marlette Funding Trust, Series 2023-2A, Class D, 7.92%, 06/15/2033 (a)	500,000	502,242
Momnt Technologies Trust, Series 2023-1A, Class B, 8.29%, 03/20/2045 (a)	500,000	507,390
Pagaya AI Debt Selection Trust
Series 2021-1, Class C, 4.09%, 11/15/2027 (a)	128,115	109,590
Series 2021-3, Class C, 3.27%, 05/15/2029 (a)	179,568	165,055
Series 2021-5, Class C, 3.93%, 08/15/2029 (a)	299,965	283,190
Series 2022-1, Class C, 4.89%, 10/15/2029 (a)	99,987	89,874
Series 2022-2, Class C, 7.50%, 01/15/2030 (a)	499,970	484,547
Series 2023-8, Class D, 9.00%, 06/16/2031 (a)	299,807	298,007
Series 2024-1, Class D, 9.00%, 07/15/2031 (a)	199,950	196,130
Series 2024-2, Class D, 9.00%, 08/15/2031 (a)	399,822	395,405
Series 2024-3, Class D, 9.00%, 10/15/2031 (a)	500,000	506,125
Series 2024-5, Class D, 12.97%, 10/15/2031 (a)	300,000	311,696
Series 2024-6, Class D, 11.35%, 11/15/2031 (a)	500,000	503,326
Powerpay Securitization Funding LLC, Series 2024-1A, Class B, 8.46%, 02/18/2039 (a)	200,000	203,259
Prosper Marketplace Issuance Trust
Series 2023-1A, Class D, 11.24%, 07/16/2029 (a)	300,000	304,479
Series 2024-1A, Class D, 10.98%, 08/15/2029 (a)	500,000	512,512
Purchasing Power Funding, Series 2024-A, Class E, 10.18%, 08/15/2028 (a)	200,000	204,225
Reach Financial LLC, Series 2024-2A, Class D, 8.83%, 07/15/2031 (a)	400,000	405,392
Republic Finance Issuance Trust
Series 2021-A, Class D, 5.23%, 12/22/2031 (a)	200,000	184,839

See accompanying notes which are an integral part of these financial statements.

Angel Oak Strategic Credit Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

	Par	Value
Series 2024-A, Class D, 9.49%, 08/20/2032 (a)	$250,000	$250,791
Upgrade Master Pass-Thru Trust, Series 2021-PT2, Class A, 14.45%, 05/15/2027 (a)(b)	206,853	160,787
Upstart Pass-Through Trust
Series 2021-ST9, Class CERT, 0.00%, 11/20/2029 (a)	200,000	65,547
Series 2022-ST1, Class CERT, 0.00%, 03/20/2030 (a)	100,000	30,020
Upstart Securitization Trust
Series 2021-5, Class C, 4.15%, 11/20/2031 (a)	1,100,000	1,032,897
Series 2022-1, Class C, 5.71%, 03/20/2032 (a)	200,000	98,337
Series 2022-2, Class C, 8.43%, 05/20/2032 (a)	500,000	434,306
Series 2023-1, Class C, 11.10%, 02/20/2033 (a)	500,000	512,584

		11,357,362

Credit Card — 0.2%
Continental Finance Credit Card ABS Master Trust, Series 2020-1A, Class C, 5.75%, 12/15/2028 (a)	200,000	192,467

Equipment — 0.7%
Octane Receivables Trust
Series 2024-1A, Class E, 7.82%, 08/20/2031 (a)	200,000	194,951
Series 2024-2A, Class E, 9.04%, 07/20/2032 (a)	500,000	508,930

		703,881

Solar — 0.5%
GoodLeap Sustainable Home Solutions Trust, Series 2023-2GS, Class B, 7.80%, 05/20/2055 (a)	500,000	509,855
Mosaic Solar Loans LLC
Series 2018-1A, Class C, 0.00%, 06/22/2043 (a)(g)	29,010	27,048
Series 2019-1A, Class B, 0.00%, 12/21/2043 (a)(g)	16,244	13,964

		550,867

TOTAL ASSET-BACKED SECURITIES (Cost $22,205,498)		20,025,373

Collateralized Loan Obligations — 13.2%
AMMC CDO, Series 2024-30A, Class D, 9.79% (3 mo. Term SOFR + 4.50%), 01/15/2037 (a)	250,000	255,893
ARES CLO Ltd., Series 2024-71A, Class E, 12.00% (3 mo. Term SOFR + 6.70%), 04/20/2037 (a)	1,000,000	1,039,165
Atlas Senior Loan Fund Ltd., Series 2023-21A, Class D2, 12.78% (3 mo. Term SOFR + 7.50%), 07/20/2035 (a)	600,000	622,395
Blackrock CLO Ltd., Series 2023-1A, Class VDN, 0.00%, 04/20/2035 (a)(b)	1,000,000	530,000
Carlyle Global Market Strategies, Series 2017-4A, Class C, 8.36% (3 mo. Term SOFR + 3.06%), 01/15/2030 (a)	500,000	498,831
Franklin Park Place CLO LLC, Series 2022-1A, Class E, 12.80% (3 mo. Term SOFR + 7.50%), 04/14/2035 (a)	1,000,000	1,005,286
Ivy Hill Middle Market Credit Fund Ltd., Series 9A, Class DRR, 9.23% (3 mo. Term SOFR + 3.95%), 04/23/2034 (a)	500,000	493,100
KKR CLO Trust, Series 2022-43A, Class ER, 13.27% (3 mo. Term SOFR + 7.97%), 01/15/2036 (a)	750,000	778,368
LCM LP, Series 40A, Class D2, 12.24% (3 mo. Term SOFR + 6.94%), 01/15/2036 (a)	1,000,000	1,022,273
Man GLG US CLO Ltd., Series 2024-1A, Class D2, 10.52% (3 mo. Term SOFR + 5.20%), 07/20/2037 (a)	1,000,000	999,811

See accompanying notes which are an integral part of these financial statements.

Angel Oak Strategic Credit Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

	Par	Value
MidOcean Credit CLO Ltd., Series 2022-11A, Class ER, 13.59% (3 mo. Term SOFR + 8.31%), 10/18/2033 (a)	$500,000	$505,529
Neuberger Berman Loan Advisers Lasalle Street Lending CLO Ltd., Series 2024-2A, Class E, 12.80% (3 mo. Term SOFR + 7.50%), 04/20/2038 (a)	1,000,000	1,010,935
Ocean Trails CLO Ltd., Series 2022-12A, Class E, 13.39% (3 mo. Term SOFR + 8.11%), 07/20/2035 (a)	750,000	755,900
Park Blue CLO Ltd., Series 2022-1A, Class E, 13.83% (3 mo. Term SOFR + 8.55%), 10/20/2034 (a)	1,150,000	1,166,630
Pikes Peak CLO Ltd., Series 2023-14A, Class E, 13.86% (3 mo. Term SOFR + 8.58%), 04/20/2036 (a)	1,000,000	1,038,510
Trinitas CLO Ltd.
Series 2020-14A, Class D, 9.85% (3 mo. Term SOFR + 4.56%), 01/25/2034 (a)	500,000	500,966
Series 2022-21A, Class D, 11.60% (3 mo. Term SOFR + 6.32%), 01/20/2036 (a)	500,000	509,499
Wind River CLO Ltd., Series 2018-1A, Class E, 11.06% (3 mo. Term SOFR + 5.76%), 07/15/2030 (a)	500,000	485,543

TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $13,061,395)		13,218,634

Corporate Obligations — 5.5%

Communications — 0.4%
Gray Television, Inc., 5.38%, 11/15/2031 (a)	600,000	385,063

Consumer, Cyclical — 0.5%
Carnival Corp., 6.00%, 05/01/2029 (a)	500,000	499,140

Consumer, Non-cyclical — 0.5%
Upbound Group, Inc., 6.38%, 02/15/2029 (a)	500,000	489,373

Energy — 1.1%
Greenfire Resources Ltd., 12.00%, 10/01/2028 (a)	320,000	343,819
New Fortress Energy, Inc., 6.50%, 09/30/2026 (a)	500,000	464,678
Shelf Drilling Holdings Ltd., 9.63%, 04/15/2029 (a)	300,000	288,618

		1,097,115

Financial — 2.6%
EverBank Financial Corp., 5.75%, 07/02/2025	500,000	489,667
Freedom Mortgage Corp., 6.63%, 01/15/2027 (a)	500,000	489,637
OneMain Finance Corp., 9.00%, 01/15/2029	500,000	530,446
PennyMac Financial Services, Inc., 5.75%, 09/15/2031 (a)	500,000	478,156
United Wholesale Mortgage LLC, 5.50%, 04/15/2029 (a)	700,000	675,884

		2,663,790

Industrial — 0.4%
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029 (a)	450,000	405,837

TOTAL CORPORATE OBLIGATIONS (Cost $5,192,660)		5,540,318

Residential Mortgage-Backed Securities — U.S. Government Agency Credit Risk Transfer — 3.8%
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1B2, 9.05% (30 day avg SOFR US + 3.70%), 02/25/2044 (a)	850,000	881,344

See accompanying notes which are an integral part of these financial statements.

Angel Oak Strategic Credit Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

	Par	Value
Federal Home Loan Mortgage Corp.
Series 2019-3, Class M, 4.75%, 10/25/2058 (b)	$1,760,774	$1,710,421
Series 2022-HQA1, Class B2, 16.35% (30 day avg SOFR US + 11.00%), 03/25/2042 (a)	1,000,000	1,168,906

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES — U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost $3,414,262)		3,760,671

Commercial Mortgage-Backed Securities — 1.5%
Banc of America Re-Remic Trust, Series 2024-NASH, Class D, 10.18% (1 mo. Term SOFR + 4.85%), 05/15/2039 (a)	500,000	501,250
GS Mortgage Securities Corp., Series 2018-TWR, Class G, 9.55% (1 mo. Term SOFR + 4.22%), 07/15/2031 (a)	311,000	7,452
HTL Commercial Mortgage Trust, Series 2024-T53, Class F, 11.93%, 05/10/2039 (a)(b)	500,000	505,282
LBA Trust, Series 2024-BOLT, Class F, 9.77% (1 mo. Term SOFR + 4.44%), 06/15/2026 (a)	300,000	300,007
Morgan Stanley Capital I, Inc., Series 2014-150E, Class B, 4.26%, 09/09/2032 (a)	123,000	84,831
X-Caliber Funding LLC
Series 2020-1, Class B1, 12.96% (1 mo. Term SOFR + 7.61%), 09/06/2024 (a)	47,766	47,516
Series 2021-9, Class B1, 13.46% (1 mo. Term SOFR + 8.12%), 04/06/2026 (a)	50,000	8,607

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,774,057)		1,454,945

	Shares
Common Stocks — 0.5%

Financial — 0.5%
Essent Group Ltd.	4,400	276,496
NMI Holdings, Inc. — Class A (h)	5,000	196,750

TOTAL COMMON STOCKS (Cost $299,270)		473,246

	Par
Commercial Mortgage-Backed Securities — U.S. Government Agency — 0.1%
Federal Home Loan Mortgage Corp., Series 2017-KF41, Class B, 7.95% (30 day avg SOFR US + 2.61%), 11/25/2024 (a)	$129,217	127,085

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES — U.S. GOVERNMENT AGENCY (Cost $129,172)		127,085

	Shares
Short-Term Investments — 9.6%

Money Market Funds — 9.6%
First American Government Obligations Fund — Class U, 5.25% (i)	9,575,866	9,575,866

TOTAL SHORT-TERM INVESTMENTS (Cost $9,575,866)		9,575,866

TOTAL INVESTMENTS — 101.0% (Cost $103,065,724)		101,018,428
Liabilities in Excess of Other Assets — (1.0%)		(960,622)

TOTAL NET ASSETS — 100.0%		$100,057,806

Percentages are stated as a percent of net assets.
SOFR — Secured Overnight Financing Rate

See accompanying notes which are an integral part of these financial statements.

Angel Oak Strategic Credit Fund
Schedule of Investments – (continued)
July 31, 2024 (Unaudited)

(a)
Security is exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. As of July 31, 2024, the value of these securities total $88,144,397 or 88.1% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of July 31, 2024.

(c)	Interest only security.
(d)	Step coupon bond. The rate disclosed is as of July 31, 2024.
(e)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements. At July 31, 2024, the value of securities pledged amounted to $2,154,772.
(f)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(g)	Principal only security.
(h)	Non-income producing security.
(i)	The rate shown represents the 7-day effective yield as of July 31, 2024.
Schedule of Open Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
Goldman Sachs	7.28%	07/17/2024	08/16/2024	$1,241,184	$1,233,694
A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount less than the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.
Schedule of Centrally Cleared Credit Default Swaps — Buy Protection (a)

Reference Obligation	Implied Credit Spread at 7/31/2024 (b)	Pay (Receive) Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount (c)	Value	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Markit CDX.NA.IG (d)	0.555%	1.000%	Quarterly	06/20/2029	Wells Fargo Securities, LLC	$50,000,000	($1,035,201)	($1,078,585)	$43,384

(a)
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on U.S. municipal issues, corporate issues or sovereign issues of an emerging country as of year end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)
The maximum potential amount the Fund could be required to pay as seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(d)	Centrally cleared swap, clearing agent: Intercontinental Exchange.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Strategic Credit Fund
Notes to the Financial Statements
July 31, 2024 (Unaudited)
NOTE 1. ORGANIZATION
Angel Oak Strategic Credit Fund (the “Trust” or the “Fund”), a Delaware statutory trust organized on August 18, 2017, is a continuously offered, diversified, closed-end
management investment company as defined in the Investment Company Act of 1940 as amended (the “1940 Act”). The Trust’s sole series is the Fund. The Trust’s Agreement and Declaration of Trust authorizes the issuance of an unlimited number of shares. Please see the table below for a summary of class specific information:

	Ticker	Investment Strategy	Commencement of Operations	Front-End Sales Charge	Back-End Sales Charge	12b-1 Fees
Strategic Credit Fund
Class A	ASCAX	Total Return	N/A	2.25%	N/A	0.25%
Class U	ASCUX		N/A	N/A	1.50%	N/A
Class FI	ASCNX		07/12/2022	N/A	3.00%	N/A
Institutional Class	ASCIX		12/26/2017	N/A	N/A	N/A
The Fund operates as an “interval fund” pursuant to Rule
23c-3
under the 1940 Act. The Board of Trustees (“Board”) of the Fund has adopted a fundamental policy that the Fund will make quarterly repurchase offers pursuant to Rule
23c-3
under the 1940 Act, as such rule may be amended from time to time, for between 5% and 25% of the shares of beneficial interest (“Shares”) outstanding at net asset value (“NAV”), unless suspended or postponed in accordance with regulatory requirements. Each repurchase pricing shall occur no later than the 14 th
day after the Repurchase Request Deadline (as defined in the Fund’s Prospectus), or the next business day if the 14 th
day is not a business day. The Fund will not be required to repurchase Shares at a shareholder’s option nor will Shares be exchangeable for units, interests or shares of any investment of the Fund. In connection with each repurchase offer, it is possible that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. It is also possible that a repurchase offer may be oversubscribed, with the result that shareholders may only be able to have a portion of their Shares repurchased. The Fund does not intend to list its Shares for trading on any national securities exchange. The Fund does not expect any secondary market to develop for the Shares in the foreseeable future. The Shares are, therefore, not readily marketable. Even though the Fund will make quarterly repurchase offers to repurchase a portion of the Shares to provide liquidity to shareholders, investors should consider the Shares to be illiquid. The Fund’s fundamental policy requires the Fund to make repurchase offers every three months. Quarterly repurchases occur in the months of March, June, September, and December.
NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements in accordance with the accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Codification Topic 946,
Financial Services-Investment Companies
.
Securities Valuation and Fair Value Measurements
: The Fund records its investments at fair value in accordance with fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

•	Level 1: quoted prices in active markets for identical securities
•	Level 2: other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)
The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.

Angel Oak Strategic Credit Fund
Notes to the Financial Statements - (continued)
July 31, 2024 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

Investments in registered
open-end
management investment companies, including money market funds, will be valued based upon the NAV of such investments and are categorized as Level 1 of the fair value hierarchy.
Fair values for long-term debt securities, including asset-backed securities (“ABS”), mortgage-backed securities (“MBS”), collateralized loan obligations (“CLOs”), and corporate obligations are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information may be utilized. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.
Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market
®
, Nasdaq Global Select Market
®
and the Nasdaq Capital Market
®
exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter (“OTC”) markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the OTC market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise, fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.
Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments which represents fair value. These securities will generally be categorized as Level 2 securities.
Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. OTC financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.
Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund’s valuation processes and reports quarterly to the Board. The Board has selected Angel Oak Capital Advisors, LLC (the “Adviser”) as the Valuation Designee. As such, the Valuation Committee of the Adviser has been delegated the day-to-day
responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee’s Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

Angel Oak Strategic Credit Fund
Notes to the Financial Statements - (continued)
July 31, 2024 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

The following is a summary of the investments by their inputs used to value the Fund’s net assets as of July 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets
Residential Mortgage-Backed Securities	$–	$46,842,290	$–	$46,842,290
Asset-Backed Securities	–	20,025,373	–	20,025,373
Collateralized Loan Obligations	–	13,218,634	–	13,218,634
Corporate Obligations	–	5,540,318	–	5,540,318
Residential Mortgage-Backed Securities – U.S. Government Agency Credit Risk Transfer	–	3,760,671	–	3,760,671
Commercial Mortgage-Backed Securities	–	1,454,945	–	1,454,945
Common Stocks	473,246	–	–	473,246
Commercial Mortgage-Backed Securities – U.S. Government Agency	–	127,085	–	127,085
Short-Term Investments	9,575,866	–	–	9,575,866
Total	$10,049,112	$90,969,316	$–	$101,018,428
Other Financial Instruments
Assets
Swaps*	$–	$43,384	$–	$43,384
Liabilities
Reverse Repurchase Agreements	–	(1,233,694)	–	(1,233,694)
Total	$–	($1,190,310)	$–	($1,190,310)

*	Swaps are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Schedule of Centrally Cleared Credit Default Swaps.
See the Schedule of Investments for further disaggregation of investment categories. During the period ended July 31, 2024, the Fund did not recognize any transfer to or from Level 3.
Federal Income Taxes:
The Fund intends to elect and continue to qualify to be taxed as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund generally will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. The Fund generally intends to operate in a manner such that it will not be liable for federal income or excise taxes.
The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the period ended July 31, 2024, the Fund did not incur any interest or penalties. The Fund has reviewed all open tax years and major jurisdictions and concluded that no provision for income tax would be required in the Fund’s financial statements. The Fund’s Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Security Transactions and Income Recognition:
Investment security transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Interest income and expense is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective yield method, based on each security’s estimated life and recoverable principal and recorded in interest income on the Statement of Operations. Dividend income and corporate actions, if any, are recorded on the ex-date.
Paydown gains and losses on mortgage-related and other ABS are recorded as components of interest income on the Statement of Operations. Payments received from certain investments held by the Fund may be comprised of dividends, capital gains and return of capital. The Fund originally estimates the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of the information from the issuer. The actual character of distributions to the Fund’s shareholders will be reflected in the Form 1099 received by shareholders after the end of the calendar year.

Angel Oak Strategic Credit Fund
Notes to the Financial Statements - (continued)
July 31, 2024 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

Distributions to Shareholders:
Distributions from the Fund’s net investment income are accrued daily and typically paid monthly. The Fund intends to distribute its net realized long term capital gains and net realized short term capital gains, if any, at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend
date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund. For the year ended January 31, 2024, there were no reclassifications.
Share Valuation:
The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding, rounded to the nearest cent. The Fund’s NAV will not be calculated on the days on which the New York Stock Exchange is closed for trading.
Use of Estimates:
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the period. Actual results could differ from those estimates.
Indemnifications:
Under the Trust’s organizational documents, the Trust will indemnify its officers and trustees for certain liabilities that may arise from performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.
Cash and Cash Equivalents:
Cash and cash equivalents are highly liquid assets including coin, currency and short-term investments that typically mature in
30-90
days. Short-term investments can include U.S. Government securities and government agency securities, investment grade money market instruments, investment grade fixed-income securities, repurchase agreements, commercial paper and cash equivalents. Cash equivalents are extremely low risk assets that are liquid and easily converted into cash. These investments are only considered equivalents if they are readily available and are not restricted by some agreement. When the Adviser believes market, economic or political conditions are unfavorable for investors, the Adviser may invest up to 100% of a Fund’s net assets in cash, cash equivalents or other short-term investments. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets, or the U.S. economy. The Adviser also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. Included in Investments in securities at fair value on the Statement of Assets and Liabilities are investments in First American money market funds held at major financial institutions totaling $9,575,866.
Reverse Repurchase Agreements:
A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Proceeds from securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to the Fund. In such situations, the Fund may incur losses as a result of a possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights.

Angel Oak Strategic Credit Fund
Notes to the Financial Statements - (continued)
July 31, 2024 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

The gross obligations for secured borrowing by the type of collateral pledged and remaining time to maturity on reverse repurchase contracts is as follows:

Reverse Repurchase Agreements	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Residential Mortgage-Backed Securities	$–	($1,233,694)	$–	$–	($1,233,694)
Total	$–	($1,233,694)	$–	$–	($1,233,694)
Gross amount of reverse repurchase agreements in Balance Sheet Offsetting Information Table					($1,233,694)
Amounts related to agreements not included in offsetting disclosure in Balance Sheet Offsetting Information Table					$–
NOTE 3. RISKS ASSOCIATED WITH PORTFOLIO ASSETS
Mortgage-Backed and Asset-Backed Securities Risks:
Prepayment risk is associated with MBS and ABS, including CLOs. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Fund’s investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize these instruments may depend on the ability of the Fund’s Adviser to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. Certain MBS may be secured by pools of mortgages on single-family, multi-family properties, as well as commercial properties. Similarly, ABS may be secured by pools of loans, such as corporate loans, student loans, automobile loans and credit card receivables. The credit risk on such loans is affected by homeowners or borrowers defaulting on their loans. The values of assets underlying mortgage-backed and ABS, including CLOs, may decline and therefore may not be adequate to cover underlying investors. To the extent the Fund focuses its investments in particular types of MBS or ABS, including CLOs, the Fund may be more susceptible to risk factors affecting such types of investments.
Subordinated Debt of Banks and Diversified Financial Companies:
The Fund may invest in subordinated debt securities, sometimes also called “junior debt,”
which
are debt securities for which the issuer’s obligations to make principal and interest payment are secondary to the issuer’s payment obligations to more senior debt securities. Such investments will consist primarily of debt issued by
community banks or savings institutions (or their holding companies), which are subordinated to senior debt issued by the banks and deposits held by the bank, but are senior to trust preferred obligations, preferred stock and common stock issued by the bank.
Structured Products:
The Fund may invest in certain structured products, including community bank debt securitizations. Normally, structured products are privately offered and sold (
that
is, they are not registered under the securities laws); however, an active dealer market may exist for structured products that qualify for Rule 144A transactions. The risks of an investment in a structured product depend largely on the type of the collateral securities and the class of the structured product in which the Fund invests. In addition to the normal interest rate, default and other risks of fixed-income securities, structured products carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Fund may invest in Structured Products that are subordinate to other classes, values may be volatile and disputes with the issuer may produce unexpected investment results.
Futures Contracts:
The Fund may enter into futures contracts to hedge various investments for risk management as well as speculative purposes. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. Secondary margin limits are required to be maintained while futures are held, as defined by each contract.
During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by
“marking-to-market”
on a daily basis to reflect the fair value of the contract at the end of each day’s trading. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Fund’s cost of entering into a contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations.

Angel Oak Strategic Credit Fund
Notes to the Financial Statements - (continued)
July
31, 2024 (Unaudited)

NOTE 3. RISKS ASSOCIATED WITH PORTFOLIO ASSETS – (continued)

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. See Note 4 for information on futures contract activity during the period ended July 31, 2024.
Swaps:
The Fund may invest in credit default swaps, total return swaps, interest rate swaps, equity swaps, currency swaps and other types of swaps. During the year, the Fund used centrally cleared credit default swaps to hedge interest risk on its portfolio. Such transactions are subject to market risk, liquidity risk, risk of default by the other party to the transaction, known as “counterparty risk,” regulatory risk and risk of imperfect correlation between the value of such instruments and the underlying assets and may involve commissions or other costs.
A credit default swap agreement may reference one or more debt securities or obligations that are not currently held by the Fund. The Fund is permitted to enter into a credit default swap as either the protection buyer or seller in the discretion of the Adviser. When buying protection under a credit default swap, the Fund is generally obligated to pay the protection seller an upfront or periodic stream of payments over the term of the contract until a credit event occurs, such as a default of the reference obligation. If no credit event occurs, the Fund may recover nothing if the swap is held through the termination date. However, if a credit event does occur, the Fund may receive the full notional value of the swap in exchange for the face amount of the obligations underlying the swap, the value of which may have significantly decreased. When selling protection under a credit default swap, the Fund receives an upfront or periodic stream of payments over the term of the contract provided that a credit event does not occur. However, as the seller of protection, the Fund effectively adds leverage to its portfolio because it gains exposure to the notional amount of the swap. Entering into a credit default swap may subject the Fund to greater risk than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps also involve illiquidity risk, counter-party risk (for OTC swaps) and credit risk.
Swap agreements are primarily entered into by institutional investors and the value of such agreements may be extremely volatile. Certain swap agreements are traded OTC between two parties, while other more standardized swaps must be transacted through a Futures Commission Merchant and centrally cleared and exchange traded. While central clearing and exchange-trading are intended to reduce counterparty credit and liquidity risk, they do not make a swap transaction risk-free. The current regulatory environment regarding swap agreements is subject to change. The Adviser will continue to monitor these developments, particularly to the extent regulatory changes affect the Fund’s ability to enter into swap agreements. See Note 4 for information on swap activity during the period ended July 31, 2024.
Common and Preferred Stocks:
The Fund may invest in common stock and preferred stock. Common stock represents an equity (ownership) interest in a company and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price. The Fund may also invest in preferred stock. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.
The fundamental risk of investing in stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income and money market investments. The market values of all securities, including common and preferred stocks, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of a company’s worth. If you invest in the Fund, you should be willing to accept the risks of the stock market (to the extent that a Fund invests in common stock)
and
should consider an investment in the Fund only as a part of your overall investment portfolio.
Macroeconomic Risks:
Developments such as public health crises, armed conflict, changing interest rates, inflation, supply chain disruptions, geopolitical risks, and economic sanctions may disrupt economic markets and the prolonged economic impacts of these types of developments are uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration, spread, and conclusion of global events, and such uncertainty may in turn impact the value of the Fund’s investments.

Angel Oak Strategic Credit Fund
Notes to the Financial Statements - (continued)
July 31, 2024 (Unaudited)

NOTE 4. DERIVATIVE TRANSACTIONS

The value and effect of derivative instruments on the Statement of Assets and Liabilities as of July 31, 2024, was as follows:

Derivatives	Type of Derivative Risk	Statement of Assets and Liabilities Location	Fair Value of Deposit at Broker for Futures and Swaps	Value of Unrealized Appreciation (Depreciation)*
Futures Contracts	Interest Rate	Deposit at broker for futures	$14,748	$—
Swaps	Credit	Deposit at broker for swaps	$1,800,847	$43,384

*	Represents the value of unrealized appreciation (depreciation) as presented in the Schedule of Open Futures Contracts and Schedule of Centrally Cleared Credit Default Swaps.
The effect of derivative instruments on the Statement of Operations for the period ended July 31, 2024, was as follows:

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Realized Gain (Loss) on Derivatives
Futures Contracts	Interest Rate	Net realized gain (loss) on futures contracts	$163
Swaps	Credit	Net realized gain (loss) on swaps	($292,612)

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Change in Unrealized Appreciation/Depreciation on Derivatives
Futures Contracts	Interest Rate	Net change in unrealized appreciation/depreciation on futures contracts	($94)
Swaps	Credit	Net change in unrealized appreciation/depreciation on swaps	$146,274
The average monthly notional value of the short futures contracts and long swap contracts during the period ended July 31, 2024, was ($68,931) and $15,000,000, respectively.
Balance Sheet Offsetting Information
During the ordinary course of business, the Fund may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, the Fund manages its cash collateral and securities collateral on a counterparty basis. As of July 31, 2024, the Fund was not subject to any netting agreements.
The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statement of Assets and Liabilities as of July 31, 2024.

				Gross Amounts Not Offset in Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets/Liabilities	Gross Amounts Offset in Statement of Assets and Liabilities	Net Amounts of Assets/Liabilities Presented in Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral Pledged*	Net Amount
Assets:
Swaps	$43,384	$–	$43,384**	$–	$43,384	$–
Liabilities:
Reverse Repurchase Agreements	($1,233,694)	$–	($1,233,694)	($1,233,694)	$–	$–

*	The amount is limited to the net amounts of financial assets and liabilities and accordingly does not include excess collateral pledged.

Angel Oak Strategic Credit Fund
Notes to the Financial Statements - (continued)
July 31, 2024 (Unaudited)

NOTE 4. DERIVATIVE TRANSACTIONS – (continued)

**
Represents the value of unrealized appreciation (depreciation) as presented in the Schedule of Centrally Cleared Credit Default Swaps, which is included in appreciation for swaps on the Statement of Assets and Liabilities.

NOTE 5. FEES AND OTHER RELATED PARTY TRANSACTIONS
Under the terms of the investment advisory agreement, on behalf of the Fund (the “Agreement”), the Adviser manages the Fund’s investments subject to oversight of the Trustees. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.25% of the average daily net assets of the Fund.
From April 1, 2020, through December 31, 2022, the Adviser contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of any front-end
sales loads, taxes, interest on borrowings, dividends on securities sold short, brokerage commissions,
12b-1
fees, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) to limit the Total Annual Fund Operating Expenses after fee waiver/expense reimbursement to 0.75% (“Expense Limit”) of the Fund’s average daily net assets. Effective January 1, 2023, the Expense Limit was terminated. Prior to January 1, 2023, the Expense Limit excluded certain expenses and consequently, the total annual fund operating expenses after fee waiver/expense reimbursement may have been higher than the Expense Limit.
The Adviser may recoup from the Fund any waived amount or reimbursed expenses with respect to the Fund pursuant to the prior agreement if such recoupment does not cause the Fund to exceed the Expense Limit in place at the time of the waiver and the recoupment is made within three years after the end of the month in which the Adviser incurred the expenses. During the period ended July 31, 2024, the Adviser had $255,826 of previously waived expenses expire. The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions at July 31, 2024, are included in the table below.

Total Waived Expenses Recoverable by the Adviser as of 07/31/24	Recoverable Expenses Subject to 36 Month Limit During the Year Ending 01/31/25	Recoverable Expenses Subject to 36 Month Limit During the Year Ending 01/31/26
$716,830	$111,042	$605,788
Quasar Distributors, LLC, a wholly-owned subsidiary of Foreside Financial Group, LLC (doing business as ACA Group) (“the Distributor”), acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund. Fund Services also serves as the Fund’s fund accountant and transfer agent. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund. U.S. Bank, N.A. (the “Custodian”) serves as custodian to the Fund.
The Fund makes reimbursement payments to the Adviser for the salary associated with the Chief Compliance Officer. The compliance fees expensed by the Fund during the period ended July 31, 2024, are included in the Statement of Operations.
Certain officers, Trustees and shareholders of the Fund are also owners or employees of the Adviser.

Angel Oak Strategic Credit Fund
Notes to the Financial Statements - (continued)
July 31, 2024 (Unaudited)

NOTE 6. INVESTMENT TRANSACTIONS

For the period ended July 31, 2024, purchases and sales of investment securities, other than short-term investments and short- term U.S. Government securities, were as follows:

Purchases	Sales
$33,756,024	$39,246,852
For the period ended July 31, 2024, there were $850,000 of long-term purchases and $1,145,781 of long-term sales of U.S. Government securities for the Fund. These amounts are included in the aggregate purchases and sales of the investment securities displayed in the table above.
NOTE 7. REPURCHASE OFFERS
Shares repurchased during the period ended July 31, 2024, were as follows (See Note 1):

Repurchase Offer Date	Repurchase Request Deadline	NAV on Repurchase Pricing Date	Percentage of Outstanding Shares the Fund Offered to Repurchase	Number of Shares the Fund Offered to Repurchase	Percentage of Shares Repurchased to Outstanding Shares	Number of Shares Repurchased
February 23, 2024	March 15, 2024	$20.93	5.0%	232,428	0.4%	17,197
May 31, 2024	June 21, 2024	$21.23	5.0%	233,567	1.2%	57,671
NOTE 8. BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. At July 31, 2024, Charles Schwab & Co., Inc. owned, as record shareholder, 76.30% of the outstanding shares of the Fund.
NOTE 9. FEDERAL TAX INFORMATION
The tax characterization of distributions paid for the year ended January 31, 2024, and January 31, 2023, were as follows:

	2024	2023
Distributions paid from:
Ordinary Income	$7,392,868	$5,189,444
Net Long-Term Capital Gain	–	–
At January 31, 2024, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

Tax Cost of Investments	$100,126,653
Unrealized Appreciation*	2,907,648
Unrealized Depreciation*	(5,794,528)
Net Unrealized Appreciation (Depreciation )*	($2,886,880)
Undistributed Ordinary Income	424,096
Undistributed Long-Term Gain (Loss)	–
Accumulated Gain (Loss)	$424,096
Other Accumulated Gain (Loss)	(1,213,226)
Total Distributable Earnings (Accumulated Deficit)	($3,676,010)

*	Represents aggregated amounts of Fund’s investments, reverse repurchase agreements, futures, and swaps.

Angel Oak Strategic Credit Fund
Notes to the Financial Statements - (continued)
July 31, 2024 (Unaudited)

NOTE 9. FEDERAL TAX INFORMATION – (continued)

The temporary differences between book basis and tax basis in the Fund are primarily attributable to dividends payable and future contract marked-to-market.
As of January 31, 2024, the Fund had available for federal tax purposes an unused capital loss carryforward of $812,853. For the year ended January 31, 2024, the Fund utilized $655,475 of capital loss carryforwards.
To the extent these carryforwards are used to offset futures gains, it is probable that the amount offset will not be distributed to shareholders. The carryforward expires as follows:

No expiration short-term	$–
No expiration long-term	$812,853
Total	$812,853
Certain capital losses incurred after October 31 and within the current taxable year, are deemed to arise on the first business day of the Fund’s following taxable year. For the tax year ended January 31, 2024, the Fund did not defer any post-October losses.
NOTE 10. ACCOUNTING PRONOUNCEMENTS AND/OR REGULATORY UPDATES
In December 2022, the FASB issued an Accounting Standards Update, ASU 2022-06,
Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848
(“ASU 2022-06”). ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020, through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU
2022-06.
NOTE 11. SUBSEQUENT EVENTS
Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments other than the following:
Shares repurchased subsequent to July 31, 2024, were as follows (see Note 1):

Repurchase Offer Date	Repurchase Request Deadline	NAV on Repurchase Pricing Date	Percentage of Outstanding Shares the Fund Offered to Repurchase	Number of Shares the Fund Offered to Repurchase	Percentage of Shares Repurchased to Outstanding Shares	Number of Shares Repurchased
August 30, 2024	September 20, 2024	$21.80	5.0%	4,567	0.1%	4,190

Additional Information (Unaudited)
1. Shareholder Notification of Federal Tax Status
For the taxable year ended January 31, 2024, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.80% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate the maximum amount allowable as taxed at a maximum rate of 23.80%.
For the taxable year ended January 31, 2024, the Fund paid qualified dividend income of 0.00%.
For the taxable year ended January 31, 2024, the percentage of ordinary income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations was 0.00%.
For the taxable year ended January 31, 2024, the Fund did not pay any ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)2(c).
For the taxable year ended January 31, 2024, the percentage of taxable ordinary income distributions that are designated as interest related dividends under Internal Revenue 871(k)1(c) was 68.47%.
2. Disclosure of Portfolio Holdings
The Fund will file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form
N-PORT.
The Fund’s Part F of Form
N-PORT
is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling
(800) SEC-0230.
3. Proxy Voting Policies and Procedures
A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Fund at (855)
751-4324
and (2) from Trust documents filed with the SEC on the SEC’s website at www.sec.gov.
4. Compensation of Trustees
Each Trustee who is not an “interested person” (i.e., an “Independent Trustee”) of the Fund Complex (which includes affiliated registrants not discussed in this report) receives an annual retainer of $65,000
(pro-rated
for any periods less than one year) paid quarterly as well as $12,000 for attending each regularly scheduled meeting in connection with his or her service on the Board. In addition, each Committee Chair as well as the Chair of the Board receives additional annual compensation of $12,000
(pro-rated
for any periods less than one year). Independent Trustees are permitted for reimbursement of out-of-pocket
expenses incurred in connection with attendance at meetings. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available upon request by calling toll free (855)
751-4324.
5. Trustees and Officers
The business of the Fund is managed under the oversight of the Board. The Board meets periodically to review the Fund’s performance, monitor investment activities and practices, and discuss other matters affecting the Fund. The Trustees are fiduciaries for the Fund’s shareholders and are governed by the laws of the State of Delaware in this regard. The names and addresses of the Trustees and officers of the Trust are listed below along with a description of their principal occupations over at least the last five years. The address of each Trustee and Officer of the Trust is c/o Angel Oak Capital Advisors, LLC, 3344 Peachtree Road NE, Suite 1725, Atlanta, GA 30326. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available upon request by calling toll free (855)
751-4324.

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex (1) Overseen by Trustee	Other Directorships Held During the Past 5 Years
Independent Trustees (2)
Ira P. Cohen 1959	Independent Trustee, Chair	Trustee since 2017, Chair since 2017; indefinite term	Executive Vice President, Recognos Financial (investment industry data analysis provider) (2015-2021); Independent financial services consultant (since 2005).	9
Trustee, Valued Advisers Trust (since 2010); Trustee, Apollo Diversified Real Estate Fund (formerly, Griffin Institutional Access Real Estate Fund) (since 2014); Trustee, Angel Oak Funds Trust (since 2014); Trustee, Angel Oak Financial Strategies Income Term Trust (since 2018); Trustee,
U.S. Fixed Income Trust (since 2019); Trustee, Angel Oak Credit Opportunities Term Trust (since 2021); Trustee, Angel Oak Dynamic Financial Strategies Income Term Trust (2019-2022); Trustee, Apollo Credit Fund (formerly, Griffin Institutional Access Credit Fund)
(2017-2022).

Alvin R. Albe, Jr. 1953	Independent Trustee	Since 2017; indefinite term	Retired.	9	Trustee, Angel Oak Funds Trust (since 2014); Trustee, Angel Oak Financial Strategies Income Term Trust (since 2018); Trustee, Angel Oak Credit Opportunities Term Trust (since 2021); Trustee, Angel Oak Dynamic Financial Strategies Income Term Trust
(2019-2022).

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex (1) Overseen by Trustee	Other Directorships Held During the Past 5 Years
Keith M. Schappert 1951	Independent Trustee	Since 2017; indefinite term	President, Schappert Consulting LLC (investment industry consulting) (since 2008); Retired, President and CEO of JP Morgan Investment Management.	9	Trustee, Angel Oak Funds Trust (since 2014); Trustee, Angel Oak Financial Strategies Income Term Trust (since 2018); Trustee, Angel Oak Credit Opportunities Term Trust (since 2021); Trustee, Angel Oak Dynamic Financial Strategies Income Term Trust
(2019-2022);
					Director, Commonfund Capital, Inc. (2015-2022); Trustee, Mirae Asset Discovery Funds (2010-2023).
Andrea N. Mullins 1967	Independent Trustee	Since 2019; indefinite term	Private Investor; Independent Contractor, SWM Advisors (since 2014).	9
Trustee and Audit Committee Chair, Valued Advisers Trust (since 2013, Chair since 2017); Trustee, Angel Oak Funds Trust (since 2019); Trustee, Angel Oak Financial Strategies Income Term Trust (since 2019); Trustee, Angel Oak Credit Opportunities Term Trust (since 2021); Trustee and Audit Committee Chair, NXG Cushing Midstream Energy Fund (formerly, Cushing MLP & Infrastructure Fund) (since 2021); Trustee and Audit Committee Chair, NXG NextGen Infrastructure Income Fund (formerly, Cushing NextGen Infrastructure Income Fund) (since 2021); Trustee, Angel Oak Dynamic Financial Strategies Income Term Trust
(2019-2022);
Trustee and Audit Committee Chair, Cushing Mutual Funds Trust
(2021-2023).

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex (1) Overseen by Trustee	Other Directorships Held During the Past 5 Years
Interested Trustees
Cheryl M. Pate 1976	Interested Trustee	Since 2022; indefinite term	Senior Portfolio Manager, Angel Oak Capital Advisors, LLC (investment management) (since 2017).	9	Trustee, Angel Oak Funds Trust (since 2022); Trustee, Angel Oak Credit Opportunities Term Trust (since 2022); Trustee, Angel Oak Financial Strategies Income Term Trust (since 2023); Trustee, Angel Oak Dynamic Financial Strategies Income Term Trust
(2022-2022).

Clayton Triick (3) 1986	Interested Trustee	Since 2024; indefinite term	Head of Portfolio Management, Public Strategies, Angel Oak Capital Advisors, LLC (since 2024); Senior Portfolio Manager, Angel Oak Capital Advisors, LLC (2011-2024).	9	Trustee, Angel Oak Funds Trust (since 2024); Trustee, Angel Oak Credit Opportunities Term Trust (since 2024); Trustee, Angel Oak Financial Strategies Income Term Trust (since 2024).

(1)	The Fund Complex includes the Fund, each series of Angel Oak Funds Trust, Angel Oak Financial Strategies Income Term Trust, and Angel Oak Credit Opportunities Term Trust.
(2)	The Trustees of the Trust who are not “interested persons” of the Trust as defined in the 1940 Act (“Independent Trustees”).
(3)	Mr. Triick was appointed Interested Trustee on May 30, 2024.

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Adam Langley 1967	President	Since 2022; indefinite term (other offices held 2015-2022)	Chief Operating Officer, Angel Oak Capital Advisors, LLC (since 2021); Chief Compliance Officer, Angel Oak Capital Advisors, LLC (2015-2022); Chief Compliance Officer of Falcons I, LLC (2018-2022); Chief Compliance Officer, Angel Oak Funds Trust (2015-2022); Chief Compliance Officer, Angel Oak Financial Strategies Income Term Trust (2018-2022); Chief Compliance Officer, Angel Oak Dynamic Financial Strategies Income Term Trust (2019-2022); Chief Compliance Officer, Angel Oak Credit Opportunities Term Trust (2021-2022); Chief Compliance Officer, Angel Oak Commercial Real Estate Solutions
(2021-2022);
Chief Compliance Officer, Buckhead One Financial Opportunities, LLC (2015-2022); Chief Compliance Officer, Angel Oak Capital Partners II, LLC (2016-2022); Chief Compliance Officer, Hawks I, LLC (2018-2022).
Michael Colombo 1984	Secretary	Since 2023; indefinite term	Chief Risk Officer, Angel Oak Capital Advisors, LLC (since 2023); Director of Valuation, Angel Oak Capital Advisors, LLC (2022-2023); Director of Trade Operations, Intercontinental Exchange, Inc. (2022); Manager of Trade Operations, Intercontinental Exchange, Inc. (2019-2022); Lead Analyst, Trade Operations, Intercontinental Exchange, Inc. (2018-2019).
Patrick Journy 1984	Treasurer	Since 2024; indefinite term	Chief Accounting Officer, Angel Oak Mortgage REIT (since 2022); Chief Financial Officer, JFQ Lending Inc. (2020-2022); Chief Financial Officer, Mortgage Asset Management, LLC (2018-2022).
Chase Eldredge 1989	Chief Compliance Officer	Since 2022; indefinite term	Chief Compliance Officer, Angel Oak Capital Advisors, LLC (since 2022); Chief Compliance Officer of Falcons I, LLC (since 2022); Chief Compliance Officer, Angel Oak Funds Trust (since 2022); Chief Compliance Officer, Angel Oak Financial Strategies Income Term Trust (since 2022); Chief Compliance Officer, Angel Oak Credit Opportunities Term Trust (since 2022); Senior Compliance Officer, Angel Oak Capital Advisors, LLC
(2020-2022);
Compliance Officer, Angel Oak Capital Advisors, LLC (2017-2020).
Each Trustee holds office for an indefinite term and until the earlier of: the Trust’s next meeting of shareholders and the election and qualification of his/her successor; or until the date a trustee dies, resigns or is removed in accordance with the Trust’s Declaration of Trust and
By-laws.
Each Trustee shall serve during the lifetime of the Trust until he or she: (a) dies; (b) resigns; (c) has reached the mandatory retirement age, if any, as set by the Trustees; (d) is declared incompetent by a court of appropriate jurisdiction; or (e) is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor. Each officer holds office at the pleasure of the Board.

INVESTMENT ADVISER
Angel Oak Capital Advisors, LLC
3344 Peachtree Road NE, Suite 1725
Atlanta, GA 30326
DISTRIBUTOR
Quasar Distributors, LLC
3 Canal Plaza, Suite 100,
Portland, ME 04101
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202
LEGAL COUNSEL
Dechert LLP
1900 K Street NW
Washington, DC 20006
CUSTODIAN
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212
ADMINISTRATOR, TRANSFER AGENT, AND FUND ACCOUNTANT
U.S Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

SAR-ASCIX

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 9. Proxy Disclosure for Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 (02/01/24-02/29/24)	—	—	—	—
Month #2 (03/01/24-03/31/24)(1)	17,197	$20.93	17,197	—
Month #3 (04/01/24-04/30/24)	—	—	—	—
Month #4 (05/01/24-05/31/24)	—	—	—	—
Month #5 (06/01/24-06/30/24)(2)	57,671	$21.23	57,671	—
Month #6 (07/01/24-07/31/24)	—	—	—	—
Total	74,868	—	74,868	—

(1)

On February 23, 2024, the Registrant offered to repurchase up to 5.0% of the Registrant’s total outstanding shares as of March 15, 2024 (the “Repurchase Request Deadline”). On the Repurchase Request Deadline, 17,197 shares representing 0.4% of the Registrant’s total outstanding shares were repurchased.

(2)

On May 31, 2024, the Registrant offered to repurchase up to 5.0% of the Registrant’s total outstanding shares as of June 21, 2024. On the Repurchase Request Deadline, 57,671 shares representing 1.2% of the Registrant’s total outstanding shares were repurchased.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The registrant did not engage in securities lending activities during the fiscal period reported on this Form N-CSR.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not Applicable.

(b)	Not Applicable.

Item 19. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5)

Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Angel Oak Strategic Credit Fund

By (Signature and Title)*	/s/ Adam Langley
Adam Langley, President (Principal Executive Officer)
Date October 1, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Adam Langley
Adam Langley, President (Principal Executive Officer)

Date October 1, 2024

By (Signature and Title)*	/s/ Patrick Journy
Patrick Journy, Treasurer (Principal Financial Officer)

Date October 1, 2024

*	Print the name and title of each signing officer under his or her signature.